United States
                                    Securities and Exchange Commission
                                          Washington, DC 20549

                                          Form 13F
                                          From 13F Cover Page

Report for the Calendar Year or Quarter En12/31/2008

Check here if Amendment  [  ];Amendment #:
This Amendment (Check only one.):   [ ] is a restatement
                                    [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                               KRA Capital Management, Inc.
Address:                            4041 University Drive, Suite 200
                                    Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Nitin M. Chittal
Title:                              Chief Compliance Officer, Principal
Phone:                              703-691-7810

Signature, Place, and Date of Signing:

                                    Nitin M. Chittal, Fair  9-Jan-08
                                    [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Tot    33

Form 13F Information Table Value Tot224783(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                          FORM 13F INFORMATION TABLE

                                                   VALUE  SHRS OR   SH/   PUTINVESTMENT  OTHER      VOTING AUTHORITY
ISSUER                              CLASS CUSIP    (X$1000PRN AMT   PRN  CALLDISCRETION  MANAGERS   SOLE    SHARES    NONE
PUBLIC STORAGE INC                  C     74460D10   17937    225620SH       SOLE                                    225620
SIMON PPTY GROUP INC NEW            C      82880610  17710    333331SH       SOLE                                    333331
EQUITY RESIDENTIAL                  C     29476L10   16455    551825SH       SOLE                                    551825
HEALTH CARE PPTY INVS INC           C      42191510  14995    539968SH       SOLE                                    539968
AVALONBAY CMNTYS INC                C       5348410  14770    243805SH       SOLE                                    243805
FEDERAL RLTY INVT TR                C      31374720  13146    211765SH       SOLE                                    211765
BOSTON PPTYS INC                    C      10112110   9666    175752SH       SOLE                                    175752
EQUITY LIFESTYLE PPTYS INC          C     29472R10    9659    251786SH       SOLE                                    251786
VORNADO RLTY TR                     C      92904210   9250    153265SH       SOLE                                    153265
VENTAS INC                          C     92276F10    8899    265100SH       SOLE                                    265100
UNITED DOMINION RLTY TR INC         C      91019710   8181    593250SH       SOLE                                    593250
TAUBMAN CTRS INC                    C      87666410   8172    320965SH       SOLE                                    320965
ESSEX PPTY TR                       C      29717810   7551     98385SH       SOLE                                     98385
REGENCY CTRS CORP                   C      75884910   7294    156183SH       SOLE                                    156183
TANGER FACTORY OUTLET CTRS          C     875465106   7204    191500SH       SOLE                                    191500
AMB PPTY CORP                       C     00163T10    7057    301310SH       SOLE                                    301310
AMERICAN CAMPUS CMNTYS INC          C     248535100   5448    266000SH       SOLE                                    266000
PS BUSINESS PKS INC CALIF           C     69360J10    5335    119450SH       SOLE                                    119450
HOST MARRIOTT CORP NEW              C     44107P10    5194    686075SH       SOLE                                    686075
CORPORATE OFFICE PPTYS TR           C     22002T10    5035    164000SH       SOLE                                    164000
PROLOGIS TR                         C      74341010   4835    348068SH       SOLE                                    348068
HIGHWOODS PROPERTIES INC            C      43128410   2928    107000SH       SOLE                                    107000
SL GREEN RLTY CORP                  C     78440X10    2824    109040SH       SOLE                                    109040
BROOKFIELD PPTYS CORP               C      11290010   2360    305340SH       SOLE                                    305340
BRE PPTYS INC                       C      101121101  2326     83120SH       SOLE                                     83120
MACK CALI RLTY CORP                 C      55448910   2205     90000SH       SOLE                                     90000
MACERICH CO                         C      55438210   2073    114155SH       SOLE                                    114155
MARRIOTT INTL INC NEW               C      57190320   1899     97630SH       SOLE                                     97630
KILROY RLTY CORP                    C     49427F10    1865     55740SH       SOLE                                     55740
STARWOOD HOTELS&RESORTS WRLD        C     85590A401   1226     68515SH       SOLE                                     68515
POST PPTYS INC                      C      73746410   1049     63550SH       SOLE                                     63550
FOREST CITY ENTERPRISES INC         C      34555010    209     31260SH       SOLE                                     31260
NATIONWIDE HEALTH PPTYS INC         C      63862010     29      1000SH       SOLE                                      1000




</SEC-DOCUMENT>